Net Loss Per Share - Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Earnings Per Share [Abstract]
Loss from continuing operations									$ (17,879)	$ (37,559)	$ (28,296)
Loss from discontinued operations, net of tax (see note 4)									(17,116)	(42,733)	0
Net loss					$ (40,420)	$ (14,453)	$ (9,875)	$ (15,544)	(34,995)	(80,292)	(28,296)
Accretion of preferred stock									0	(4)	(57)
Net loss attributable to common stockholders	$ 1,599	$ (17,349)	$ (7,235)	$ (12,010)	$ (40,420)	$ (14,453)	$ (9,875)	$ (15,548)	$ (34,995)	$ (80,296)	$ (28,353)
Net loss per share attributable to common stockholders:
Income (loss) from continuing operations, per basic and diluted share					$ (0.05)	$ (0.34)	$ (0.32)	$ (0.71)	$ (0.56)	$ (1.30)	$ (9.45)
Income (loss) from discontinued operations and disposal of discontinued operations, net of tax, per basic and diluted share					(1.23)	(0.12)	0.00	0.00	(0.53)	(1.47)	0.00
Basic and diluted (in dollars per share)					$ (1.28)	$ (0.46)	$ (0.32)	$ (0.71)	$ (1.09)	$ (2.77)	$ (9.45)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Basic and diluted (in shares)									32,001	28,941	3,000